SIGNIFICANT ACCOUNTING POLICIES (Schedule of Depreciation of right-of-use asset) (Details)	12 Months Ended
Dec. 31, 2019
Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	10
Mainly %	10
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	20-33
Mainly %	33
Office equipment (i.e. printing and photocopying machines) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	20
Mainly %	20